Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Taxation [Abstract]
Schedule of income tax expense
	2020	2019	2018
Deferred income tax expense	(389,384)	(213,355)	(294,056)
Deferred income tax gain	410,668	407,192	131,879
	21,284	193,837	(162,177)

Schedule of major components of tax expense (income)
Reconciliation	2020	2019	2018
Loss before income tax	(8,221,449)	(6,825,738)	(11,334,224)
Income tax at statutory tax rates applicable to results in the respective countries	991,120	854,636	2,397,177
Effect of unrecognized temporary differences	(302,557)	89,974	140,371
Effect of unrecognized taxable losses	(184,881)	(913,309)	(2,553,594)
Effect of utilization of previously unrecognized taxable losses	—	193,155	—
Effect of impairment of deferred tax assets	—	(131,055)	—
Effect of previously unrecognized deferred tax asset	97,458	20,977	114,116
Effect of expenses deductible for tax purposes	—	—	—
Effect of expenses not considerable for tax purposes	(47,894)	(29,549)	—
Effect of changes in local tax legislation and/or local tax rates	—	110,758	—
Effect of impact from application of different tax rates	(531,962)	(1,750)	(260,247)
Effect of unrecognized taxable losses in equity	—	—	—
Income tax gain/(loss)	21,284	193,837	(162,177)

Schedule of deferred taxes
Deferred Tax Liabilities	December 31, 2020	December 31, 2019
Intangible assets	(252,174)	(212,844)
Deferred unrealized foreign exchange gains	(350,054)	—
Derivative financial asset		(26,156)
Total	(602,228)	(239,000)
Deferred Tax Asset	December 31, 2020	December 31, 2019
Net operating loss (NOL)	476,363	91,851
Total	476,363	91,851
Deferred Tax, net	(125,865)	(147,149)

Schedule of recognized tax benefits deferred tax
Deferred Tax 2020	Opening Balance	Recognized in Profit or Loss	Recognized in Equity	Closing Balance
Intangible assets	(212,844)	(39,330)	—	(252,174)
Hercules Loan Facility	—	—	—	—
Deferred unrealized foreign exchange gains	—	(350,054)	—	(350,054)
Derivative financial asset	(26,156)	26,156	—	—
Net operating loss (NOL)	91,851	384,512	—	476,363
Total	(147,149)	21,284	—	(125,865)
Deferred Tax 2019	Opening Balance	Recognized in Profit or Loss	Recognized in Equity	Closing Balance
Intangible assets	(627,540)	414,696	—	(212,844)
Hercules Loan Facility	(889)	889	—	—
Derivative financial asset	(17,763)	(8,393)	—	(26,156)
Net operating loss (NOL)	305,206	(213,355)	—	91,851
Total	(340,986)	193,837	—	(147,149)

Schedule of tax loss carry-forwards
	December 31, 2020	December 31, 2019
Within 1 year	19,575,171	22,405,533
Between 1 and 3 years	56,866,795	49,120,938
Between 3 and 7 years	36,701,692	78,872,116
More than 7 years	870,200	1,054,465
Total	114,013,858	151,453,052

Schedule of tax effect of major unrecognized temporary differences
	December 31, 2020	December 31, 2019
Deductible temporary differences
Employee benefit plan	113,106	99,162
Derivative financial instruments	36,973	—
Other accounts payable	258,303	—
Stock option plans	—	568
Total potential tax assets	408,382	99,730
Taxable unrecognized temporary differences
Convertible loan	19,359	—
Total unrecognized potential tax liabilities	19,359	—
Offsetting potential tax liabilities with potential tax assets	(19,359)	—
Net potential tax assets from temporary differences not recognized	389,023	99,730
Potential tax assets from loss carry-forwards not recognized	14,896,367	19,611,272
Total potential tax assets from loss carry-forwards and temporary differences not recognized	15,285,390	19,711,002